Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
March 31, 2024 (Unaudited)

COMMON STOCKS - 88.5%	Shares	Value
Communication Services - 6.4%
Cable One, Inc.	50,154	$21,221,662
IAC, Inc.(a)	246,450	13,145,643
Nexstar Media Group, Inc. - Class A	168,729	29,070,319
Shutterstock, Inc.	552,021	25,288,082
		88,725,706

Consumer Discretionary - 12.8%
La-Z-Boy, Inc.	507,514	19,092,677
Modine Manufacturing Co.(a)	534,802	50,907,802
Monarch Casino & Resort, Inc.	185,668	13,923,243
Monro, Inc.	215,229	6,788,323
Murphy USA, Inc.	41,215	17,277,328
Oxford Industries, Inc.	58,125	6,533,250
Signet Jewelers Ltd.	378,251	37,851,578
Vista Outdoor, Inc.(a)	768,246	25,183,104
		177,557,305

Consumer Staples - 1.7%
TreeHouse Foods, Inc.(a)	617,786	24,062,765

Energy - 8.8%
Bristow Group, Inc.(a)	433,446	11,789,731
ChampionX Corp.	1,149,586	41,258,642
Oceaneering International, Inc.(a)	1,151,871	26,953,781
REX American Resources Corp.(a)	401,893	23,595,138
Sitio Royalties Corp. - Class A	718,425	17,759,466
		121,356,758

Financials - 23.5%
Alerus Financial Corp.	158,764	3,465,818
Amalgamated Financial Corp.	506,518	12,156,432
Assurant, Inc.	74,295	13,985,291
Assured Guaranty Ltd.	334,136	29,153,365
Bancorp, Inc.(a)	1,035,037	34,632,338
Dime Community Bancshares, Inc.	421,821	8,124,272
Eastern Bankshares, Inc.	1,726,811	23,795,456
First Bancorp	270,364	9,765,548
Hanover Insurance Group, Inc.	149,796	20,397,721
MGIC Investment Corp.	1,114,339	24,916,620
NCR Atleos Corp.(a)	1,353,566	26,732,929
Pacific Premier Bancorp, Inc.	911,068	21,865,632
Peapack-Gladstone Financial Corp.	308,229	7,499,212
Peoples Bancorp, Inc.	336,461	9,962,610
Seacoast Banking Corp. of Florida	215,229	5,464,664
UMB Financial Corp.	186,332	16,209,021
Virtus Investment Partners, Inc.	51,482	12,766,506
White Mountains Insurance Group Ltd.	12,289	22,050,153
WSFS Financial Corp.	443,079	20,000,586
		322,944,174

Health Care - 3.1%
Avanos Medical, Inc.(a)	860,365	17,129,867
Patterson Cos., Inc.	948,600	26,228,790
		43,358,657

Industrials - 15.9%
Albany International Corp. - Class A	255,418	23,884,137
Civeo Corp.	220,543	5,921,580
Curtiss-Wright Corp.	113,484	29,045,095
EnPro Industries, Inc.	172,050	29,036,879
Federal Signal Corp.	55,508	4,710,964
Kadant, Inc.	69,784	22,896,130
Leonardo DRS, Inc.(a)	911,068	20,125,492
Mueller Water Products, Inc. - Class A	1,750,393	28,163,823
Tennant Co.	277,339	33,727,196
Thermon Group Holdings, Inc.(a)	702,150	22,974,348
		220,485,644

Information Technology - 6.7%
Bel Fuse, Inc. - Class A	90,053	6,376,653
Crane NXT Co.	344,764	21,340,892
CTS Corp.	673,586	31,517,088
NCR Voyix Corp.(a)	2,134,993	26,964,962
Onto Innovation, Inc.(a)	7,977	1,444,475
PC Connection, Inc.	84,364	5,562,119
		93,206,189

Materials - 7.5%
Eagle Materials, Inc.	201,611	54,787,789
Ingevity Corp.(a)	459,686	21,927,022
Orion S.A.	1,140,246	26,818,586
		103,533,397

Utilities - 2.1%
Portland General Electric Co.	405,879	17,046,918
Star Group L.P.	493,232	4,942,185
Talen Energy Corp.(a)	74,137	6,994,826
		28,983,929
TOTAL COMMON STOCKS (Cost $892,188,746)		1,224,214,524

REAL ESTATE INVESTMENT TRUSTS - 8.9%
Financials - 1.8%
Ladder Capital Corp.	2,153,614	23,969,724
Total Financials		23,969,724

Real Estate - 7.1%
CTO Realty Growth, Inc.	119,268	2,021,593
Equity Commonwealth(a)	1,622,301	30,629,042
Essential Properties Realty Trust, Inc.	859,254	22,907,712
Getty Realty Corp.	486,921	13,317,289
Global Medical REIT, Inc.	837,000	7,323,750
Global Net Lease, Inc.	1,063,521	8,263,558
SITE Centers Corp.	962,246	14,096,904
Total Real Estate		98,559,848
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $112,325,593)		122,529,572

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
First American Government Obligations Fund - Class Z, 5.19%(b)	33,939,039	33,939,039
TOTAL SHORT-TERM INVESTMENTS (Cost $33,939,039)		33,939,039

TOTAL INVESTMENTS - 99.9% (Cost $1,038,453,378)		$1,380,683,135
Other Assets in Excess of Liabilities - 0.1%		1,514,337
TOTAL NET ASSETS - 100.0%		$1,382,197,472

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments

	Level 1	Level 2	Level 3
Common Stocks	$1,224,214,524	$–	$–
Real Estate Investment Trusts	122,529,572	–	–
Money Market Funds	33,939,039	–	–

Total Investments in Securities	$1,380,683,135	$–	$–

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.